BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Units of assignor limited partner's capital, authorized	12,500,000	12,500,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	11,777,706	11,777,706
Units of assignor limited partner's capital, outstanding	11,777,706	11,777,706
Units of limited partnership interest, issued	11,777,706	11,777,706
Units of limited partnership interest, outstanding	11,777,706	11,777,706
Series Forty Seven [Member]
Units of assignor limited partner's capital, authorized	12,500,000	12,500,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,478,334	3,478,334
Units of assignor limited partner's capital, outstanding	3,478,334	3,478,334
Units of limited partnership interest, issued	3,478,334	3,478,334
Units of limited partnership interest, outstanding	3,478,334	3,478,334
Series Forty Eight [Member]
Units of assignor limited partner's capital, authorized	12,500,000	12,500,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,299,372	2,299,372
Units of assignor limited partner's capital, outstanding	2,299,372	2,299,372
Units of limited partnership interest, issued	2,299,372	2,299,372
Units of limited partnership interest, outstanding	2,299,372	2,299,372
Series Forty Nine [Member]
Units of assignor limited partner's capital, authorized	12,500,000	12,500,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	6,000,000	6,000,000
Units of assignor limited partner's capital, outstanding	6,000,000	6,000,000
Units of limited partnership interest, issued	6,000,000	6,000,000
Units of limited partnership interest, outstanding	6,000,000	6,000,000